Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000074154 | NVIDIA Corp9359034
Holdings [Line Items]
Percent of Total Investments	6.50%
C000074154 | Apple Inc9356629
Holdings [Line Items]
Percent of Total Investments	5.80%
C000074154 | Microsoft Corp9358950
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074154 | Amazon.com Inc9356515
Holdings [Line Items]
Percent of Total Investments	3.30%
C000074154 | Alphabet Inc9356508
Holdings [Line Items]
Percent of Total Investments	2.80%
C000074154 | Broadcom Inc9357064
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074154 | Alphabet Inc9356509
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074154 | Micron Technology Inc9358947
Holdings [Line Items]
Percent of Total Investments	1.80%
C000074154 | Tesla Inc9359838
Holdings [Line Items]
Percent of Total Investments	1.80%
C000074154 | Meta Platforms Inc9358921
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074154 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074154 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074154 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074154 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074154 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074154 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074154 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074154 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000074154 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000074154 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000074154 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000074154 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000074154 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000074154 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000074155 | U.S. Treasury Notes9362707
Holdings [Line Items]
Percent of Total Investments	8.90%
C000074155 | U.S. Treasury Notes9361446
Holdings [Line Items]
Percent of Total Investments	4.90%
C000074155 | U.S. Treasury Notes9362710
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074155 | U.S. Treasury Notes9362699
Holdings [Line Items]
Percent of Total Investments	3.00%
C000074155 | U.S. Treasury Notes9361427
Holdings [Line Items]
Percent of Total Investments	2.30%
C000074155 | FNMA9362773
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074155 | U.S. Treasury Notes9361438
Holdings [Line Items]
Percent of Total Investments	1.90%
C000074155 | U.S. Treasury Notes9361443
Holdings [Line Items]
Percent of Total Investments	1.50%
C000074155 | U.S. Treasury Notes9362704
Holdings [Line Items]
Percent of Total Investments	1.20%
C000074155 | U.S. Treasury Notes9362716
Holdings [Line Items]
Percent of Total Investments	1.20%
C000074155 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000074155 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074155 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074155 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074155 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074155 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074155 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074155 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074155 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074155 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074155 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074155 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000074155 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074155 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074155 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000074155 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000074155 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000013702 | New Covenant Growth Fund9356311
Holdings [Line Items]
Percent of Total Investments	60.90%
C000013702 | New Covenant Income Fund9356315
Holdings [Line Items]
Percent of Total Investments	38.20%
C000013702 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013702 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000074153 | New Covenant Income Fund9356297
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000074153 | New Covenant Growth Fund9356293
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000074153 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074153 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	98.90%